11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 www.invesco.com

July 17, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Investment Funds (Invesco Investment Funds)

CIK No. 0000826644

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement for Invesco U.S. Managed Volatility Fund as filed pursuant to Rule 497(e) under the 1933 Act on July 7, 2020 (Accession Number: 0001193125-20-188874).

Please direct any comments or questions to the undersigned, or contact me at (713) 214-2164 or at bonny.olvera@invesco.com.

Very truly yours,

/s/ Bonny Olvera

Bonny Olvera

Paralegal